UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22039
                                                    -----------

         First Trust Specialty Finance and Financial Opportunities Fund
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               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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                    (Name and address of agent for service)


        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                  Date of reporting period: February 28, 2015
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2015 (UNAUDITED)



     SHARES                                     DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------     ----------------

COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 103.2%

                 CAPITAL MARKETS - 100.2%
         71,262  Alcentra Capital Corp. .............................................     $       997,668
        204,200  American Capital Ltd. (a) (b).......................................           2,981,320
         10,000  American Capital Senior Floating Ltd. ..............................             134,900
        472,408  Apollo Investment Corp. (b).........................................           3,680,058
        755,971  Ares Capital Corp. (b)..............................................          13,078,298
         91,900  BlackRock Kelso Capital Corp. ......................................             806,882
         78,845  CM Finance, Inc. ...................................................           1,082,542
        185,000  FS Investment Corp. (b).............................................           1,850,000
        194,045  Gladstone Capital Corp. ............................................           1,678,489
        183,333  Gladstone Investment Corp. (b)......................................           1,459,331
        487,480  Golub Capital BDC, Inc. (b).........................................           8,657,645
          8,699  Harvest Capital Credit Corp. .......................................             109,172
        463,198  Hercules Technology Growth Capital, Inc. (b)........................           7,202,729
        210,161  Horizon Technology Finance Corp. (b)................................           2,961,169
        340,472  KCAP Financial, Inc. (b)............................................           2,553,540
         38,798  Main Street Capital Corp. (b).......................................           1,200,798
        250,353  Medallion Financial Corp. (b).......................................           2,616,189
        545,561  Medley Capital Corp. (b)............................................           5,161,007
         16,940  Monroe Capital Corp. ...............................................             252,575
        473,664  New Mountain Finance Corp. (b)......................................           7,052,857
        142,084  OFS Capital Corp. (b)...............................................           1,723,479
        146,012  PennantPark Floating Rate Capital Ltd. (b)..........................           2,039,788
        672,112  PennantPark Investment Corp. (b)....................................           6,391,785
         14,936  Saratoga Investment Corp. ..........................................             235,391
        295,709  Solar Capital Ltd. (b)..............................................           5,949,665
         53,031  Solar Senior Capital Ltd. (b).......................................             857,511
        142,062  Stellus Capital Investment Corp. (b)................................           1,731,736
        422,728  TCP Capital Corp. (b)...............................................           7,017,285
        521,618  THL Credit, Inc. (b)................................................           6,306,362
        104,903  TICC Capital Corp. .................................................             764,743
        281,548  Triangle Capital Corp. (b)..........................................           6,664,241
        188,752  TriplePoint Venture Growth BDC Corp. (b)............................           2,806,742
                                                                                          ---------------
                                                                                              108,005,897
                                                                                          ---------------

                 DIVERSIFIED FINANCIAL SERVICES - 2.4%
        138,463  TPG Specialty Lending, Inc. (b).....................................           2,567,104
                                                                                          ---------------

                 IT SERVICES - 0.6%
         40,000  Newtek Business Services Corp. .....................................             666,800
                                                                                          ---------------
                 TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES ...............         111,239,801
                 (Cost $109,390,002)                                                      ---------------

COMMON STOCKS - 14.7%

                 CAPITAL MARKETS - 1.3%
         73,767  Safeguard Scientifics, Inc. (a).....................................           1,358,051
                                                                                          ---------------


Page 1          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2015 (UNAUDITED)



 SHARES/UNITS                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------     ---------------

COMMON STOCKS (CONTINUED)

                 REAL ESTATE INVESTMENT TRUSTS - 13.4%
        367,500  Annaly Capital Management, Inc. (b).................................     $     3,902,850
         10,000  Ares Commercial Real Estate Corp. ..................................             120,000
         42,500  Capstead Mortgage Corp. ............................................             508,725
        696,880  CYS Investments, Inc. (b)...........................................           6,334,639
        194,282  Hatteras Financial Corp. (b)........................................           3,565,075
                                                                                          ---------------
                                                                                               14,431,289
                                                                                          ---------------
                 TOTAL COMMON STOCKS ................................................          15,789,340
                 (Cost $19,944,838)                                                       ---------------

MASTER LIMITED PARTNERSHIPS - 2.4%

                 DIVERSIFIED FINANCIAL SERVICES - 2.4%
        158,200  Compass Diversified Holdings (b)....................................           2,610,300
                                                                                          ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................           2,610,300
                 (Cost $369,899)                                                          ---------------

INVESTMENT COMPANIES - 2.4%

                 CAPITAL MARKETS - 2.4%
        122,000  Stonecastle Financial Corp. (b)   ..................................           2,603,480
                                                                                          ---------------
                 TOTAL INVESTMENT COMPANIES..........................................           2,603,480
                 (Cost $3,051,530)                                                        ---------------

                 TOTAL INVESTMENTS - 122.7% .........................................         132,242,921
                 (Cost $132,756,269) (c)

                 OUTSTANDING LOAN - (23.2%)..........................................         (25,000,000)

                 NET OTHER ASSETS AND LIABILITIES - 0.5% ............................             555,562
                                                                                          ---------------
                 NET ASSETS - 100.0% ................................................     $   107,798,483
                                                                                          ===============


---------------------------------------

      (a)   Non-income producing security.

      (b) All or a portion of this security serves as collateral on the outstanding loan.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,509,249 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,022,597.


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2015 (UNAUDITED)



---------------------------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                        TOTAL        LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT       QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                           2/28/2015      PRICES           INPUTS            INPUTS
------------------------------------------------    -------------  -------------  ---------------  --------------
Common Stocks - Business Development
  Companies*....................................  $  111,239,801   $ 111,239,801  $            --  $           --
Common Stocks*..................................      15,789,340      15,789,340               --              --
Master Limited Partnerships*....................       2,610,300       2,610,300               --              --
Investment Companies*...........................       2,603,480       2,603,480               --              --
                                                  --------------   -------------  ---------------  --------------
Total Investments...............................  $  132,242,921   $ 132,242,921  $            --  $           --
                                                  ==============   =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at February 28, 2015.


Page 3          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                         FEBRUARY 28, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol "FGB" on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service, or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the type of security;

      2) the size of the holding;

      3) the initial cost of the security;

      4) transactions in comparable securities;

      5) price quotes from dealers and/or pricing services;

      6) relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8) an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2) ADR trading of similar securities;

      3) closed-end fund trading of similar securities;

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                         FEBRUARY 28, 2015 (UNAUDITED)


      4) foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6) factors relating to the event that precipitated the pricing problem;

      7) whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                o Quoted prices for similar investments in active markets.

                o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Specialty Finance and Financial Opportunities Fund
             ----------------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 17, 2015
     ------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 17, 2015
     ------------------------


By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Treasurer, Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: April 17, 2015
     ------------------------

*Print the name and title of each signing officer under his or her signature.